UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 02, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     308771


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                  COMMON              009363102    69842  1122869 X        SOLE                  1122869
CASEYS GEN STORES INC       COMMON              147528103        3      100 X        SOLE                      100
CIT GROUP INC               COMMON              125581801    33076   976840 X        SOLE                   976840
CIT GROUP INC               OPTION              125581901     3685     4387     X    SOLE                     4387
COCA COLA ENTERPRISES INC   COMMON              191219104     1118    43240 X        SOLE                    43240
DOLLAR THRIFTY AUTOMOTIVE GPCOMMON              256743105    20766   487340 X        SOLE                   487340
DOW CHEM CO                 OPTION              260543953      881     3624     X    SOLE                     3624
DU PONT E I DE NEMOURS & CO OPTION              263534959      492     3756     X    SOLE                     3756
GERDAU AMERISTEEL CORP      COMMON              37373P105    21248  1949400 X        SOLE                  1949400
LIBERTY MEDIA CORP NEW      COMMON              53071M708    14064   271305 X        SOLE                   271305
MILLIPORE CORP              OPTION              601073909      772     1136     X    SOLE                     1136
MILLIPORE CORP              COMMON              601073109    51822   485904 X        SOLE                   485904
SMITH INTL INC              COMMON              832110100    44044  1169819 X        SOLE                  1169819
SYBASE INC                  COMMON              871130100    12775   197571 X        SOLE                   197571
SYMYX TECHNOLOGIES          COMMON              87155S108      772   154165 X        SOLE                   154165
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101    19540   926055 X        SOLE                   926055
WILLIAMS COS INC            OPTION              969457900      753     6608     X    SOLE                     6608
WUXI PHARMATECH CAYMAN INC  COMMON              929352102     3059   191679 X        SOLE                   191679
XERIUM TECHNOLOGIES INC     COMMON              98416J118    10059   712368 X        SOLE                   712368